Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Sales and other income	$ 4,135	$ 5,013
Product sales	4,079	4,955
Interest, dividends and other	56	58
Cost and expenses	5,997	3,563
Production costs	2,469	2,361
Exploration costs	206	267
Related party transactions	(12)	(13)
General and administrative	176	213
Royalties	97	142
Market development costs	5	6
Depreciation, depletion and amortization	582	588
Impairment of assets	2,142	2
Interest expense	209	151
Accretion expense	30	24
Employment severance costs	73	8
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	370	(12)
Non-hedge derivative (gain)/loss and movement on bonds	(350)	(174)
(Loss)/income before income tax and equity income in associates	(1,862)	1,450
Taxation benefit/(expense)	155	(555)
Equity income/(loss) in associates	(170)	18
Equity income in subsidiaries	0	0
Preferred stock dividends	0	0
Net income/(loss)	(1,877)	913
Less: Net loss/(income) attributable to noncontrolling interests	14	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,863)	900
Common stock [Member]
Income Statement [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	(1,859)	897
Income/(loss) per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ (4.81)	$ 2.33
Ordinary shares - diluted (USD per share)	$ (5.42)	$ 1.92
Ordinary shares - basic (Shares)	386,677,304	384,299,440
Ordinary shares - diluted (Shares)	404,487,080	419,369,278
Dividend declared per ordinary share (cents)	$ 0.10	$ 0.50
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ (4)	$ 3
Income/(loss) per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ (2.40)	$ 1.17
Ordinary shares - diluted (USD per share)	$ (2.71)	$ 1.09
Ordinary shares - basic (Shares)	1,598,625	2,541,262
Ordinary shares - diluted (Shares)	1,598,625	2,541,262
Dividend declared per ordinary share (cents)	$ 0.05	$ 0.25